Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting Policies [Abstract]
Disclosure And Detailed Information About Initial Effects And Adjustment On Financial Position Table [Text Block]
The breakdown of the abovementioned quantitative effects and reclassifications
24
, deriving from the initial application,
as of January 1,
2018
25
, of IFRS 9 and IFRS 15, is as follows:

(€ million)
Selected line items only	December 31, 2017	Adoption of IFRS 9	Adoption of IFRS 15	Reclassifications	Total effect of the first application	As restated January 1, 2018
Current assets	36,433	(427)	(372)		(799)	35,634
- of which: Financial assets held for trading	6,012			207	207	6,219
- of which: Financial assets available for sale	207			(207)	(207)
- of which: Other current financial assets	316					316
- of which: Trade and other receivables	15,421	(427)	(372)	(466)	(1,265)	14,156
- of which: Other current assets	1,573			466	466	2,039
Non-current assets	78,172	721	247		968	79,140
- of which: Intangible assets	2,925		87		87	3,012
- of which: Equity-accounted investments	3,511	(31)	(6)		(37)	3,474
- of which: Other investments	219	681			681	900
- of which: Deferred tax assets	4,078	71	166		237	4,315
Current liabilities	24,735		(113)		(113)	24,622
- of which: Trade and other payables	16,748		(113)	(1,330)	(1,443)	15,305
- of which: Other current liabilities	1,515			1,330	1,330	2,845
Non-current liabilities	42,027		37		37	42,064
- of which: Deferred tax liabilities	5,900		37		37	5,937
Shareholders’ equity	48,079	294	(49)		245	48,324

Disclosure Of Detailed Information of Reclassification Of Financial Assets In Accordance With IFRS 9 [Table Text Block]
For each kind of financial assets adjusted/reclassified upon the initial application of IFRS 9, the table below provides for the following information: (i) the original measurement category determined in accordance with IAS 39; (ii) the new measurement category determined in accordance with IFRS 9; (iii) the carrying amounts determined in accordance with IAS 39, recognised as of December 31, 2017, and the carrying amounts determined in accordance with IFRS 9 as of January 1, 2018:

			Carrying				Carrying
	Classification	Classification	amount			Other	amount
(€ million)	under IAS 39	under IFRS 9	under IAS 39	Adjustments	Reclassifications	changes (*)	under IFRS 9
Financial assets
Financial assets held for trading	Held for trading	FVTPL	6,012		207		6,219
Financial assets available for sale	Available-for-sale	FVTPL	207		(207)
Trade and other receivables(**)	Financing receivables	Amortized cost	15,421	(427)		(838)	14,156
Other investments	Cost	FVTOCI	219	681			900
Total			21,859	254		(838)	21,275

(*)
Other changes result from the effects related to a different classification under IFRS 15 of receivables for underlifting which have been reclassified as other assets in application of the sales method

(**)
Compared to the values presented in the balance sheet at December 31, 2017, the item no longer includes financial receivables, which have been reclassified under the new item “Other current financial assets”